Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
NOTE 15. SHARE-BASED COMPENSATION
We grant stock options, restricted stock units (“RSU”), and performance share units (“PSU”) to employees under the 2023 Long-Term Incentive Plan (“LTIP”).
The Talent, Culture, and Compensation Committee of the Board of Directors approves grants under the LTIP.
Under the LTIP, we are authorized to issue up to approximately 41 million shares. We record compensation expense for awards expected to vest over the vesting period. We estimate forfeitures based on experience and adjust expense to reflect actual forfeitures. When options are exercised, RSUs vest, and PSUs are earned, we issue shares from authorized unissued common stock.
Stock options provide employees the opportunity to purchase GE HealthCare shares in the future at the market price of our stock on the date the award is granted (the strike price). The options become exercisable over the vesting period, typically becoming fully vested in three to three and a half years, and expire 10 years from the grant date if not exercised. RSUs provide an employee with the right to receive one share of GE HealthCare stock when the restrictions lapse over the vesting period. Upon vesting, each RSU is converted into one share of GE HealthCare common stock. PSUs provide an employee with the right to receive shares of GE HealthCare stock based upon achievement of certain performance and market metrics. Upon vesting, each PSU earned is converted into shares of GE HealthCare common stock. We value stock options using a Black-Scholes option pricing model, RSUs using the market price on the grant date, and PSUs using the market price on the grant date and a Monte Carlo simulation as needed based on performance metrics.
The following tables provide the weighted average fair value of options, RSUs, and PSUs granted to employees during the three months ended March 31, 2023 and the related stock option valuation assumptions used in the Black-Scholes model:
Weighted Average Grant Date Fair Value

March 31, 2023
Stock options	$25
RSUs	72
PSUs	84
Key Assumptions in the Black-Scholes Valuation for Stock Options

March 31, 2023
Risk free rate	3.6%
Dividend yield	—%
Expected volatility	26.5%
Expected term	6.3
Strike price	$71
For new awards granted in 2023, the expected volatility was derived from a peer group’s blended historical and implied volatility as GE HealthCare does not have sufficient historical volatility based on the expected term of the underlying options. The expected term of the stock options was determined using the simplified method. The risk-free interest rate was determined using the implied yield currently available for zero-coupon
U.S. government issues with a remaining term approximating the expected life of the options. The dividend yield input was zero as it was uncertain if a dividend would be paid at the time of the grant.
Share-Based Compensation Activity

	Stock options				RSUs
	Shares (in thousands)	Weighted average exercise price (in dollars)	Weighted average contractual term (in years)	Intrinsic value (in millions)	Shares (in thousands)	Weighted average grant date fair value (in dollars)	Weighted average contractual term (in years)	Intrinsic value (in millions)
Outstanding as of January 4, 2023 (a)	3,738	$90			3,551	$58
Granted	2,037	71			1,612	72
Exercised/Vested	(326)	56			(558)	70
Forfeited	(3)	68			(52)	63
Expired	(5)	143			—	—

Outstanding as of March 31, 2023	5,441	$85	6.6	$57	4,553	$63	2.0	$374

Exercisable as of March 31, 2023	3,182	$94	4.3	$33	N/A	N/A	N/A	N/A

Expected to vest	1,681	$71	9.7	$18	3,817	$54	2.0	$313

(a)
Our common stock began “regular way” trading on The Nasdaq Global Market on January 4, 2023.

The shares outstanding as of January 4, 2023 pertain to GE equity-based awards issued by GE in prior periods to employees of the Company that were converted to GE HealthCare equity-based awards as part of the Spin-Off.

Total outstanding PSUs as of March 31, 2023 were 1,271 thousand shares with a weighted average fair value of $85 dollars
.
The intrinsic value and weighted average contractual term of PSUs outstanding were $104 million and 2.0 years, respectively.
The following tables present compensation expense and tax impact recognized as well as other share-based compensation data for the three months ended March 31, 2023.
Share-based Compensation Expense

March 31, 2023
Compensation expense (pre-tax)	$24
Income tax benefits	(8)

Compensation expense (after-tax)	$16

Other Share-based Compensation Data

March 31, 2023
Unrecognized compensation expense (amortized over a weighted average period of 2.0 years)	$212
Cash received from stock options exercised	18
Intrinsic value of stock options exercised and RSU/PSUs vested	48